Unaudited Consolidated Statements of Changes in Equity - USD ($)	Share capital	Additional paid in capital	Merger reserve	Other reserve	Foreign currency translation reserve	(Accumulated Deficit) / Earnings	Equity attributable to owners of the parent	Non- controlling interests	Total
Balance beginning at Dec. 31, 2023	$ 1		$ 2,336,848	$ (17,295)	$ 68,034	$ 177,649	$ 2,565,237	$ 137,339	$ 2,702,576
(Loss)/profit for the year						(83,227,664)	(83,227,664)	9,623	(83,218,041)
Other comprehensive (loss)/income					(88,215)		(88,215)		(88,215)
Total comprehensive (loss)/income					(88,215)	(83,227,664)	(83,315,879)	9,623	(83,306,256)
Share-based compensation	208			83,155,336			83,155,544		83,155,544
Balance ending at Jun. 30, 2024	209		2,336,848	83,138,041	(20,181)	(83,050,015)	2,404,902	146,962	2,551,864
Balance beginning at Dec. 31, 2024	209		2,336,848	83,123,338	(38,179)	(83,313,648)	2,108,568	151,629	2,260,197
(Loss)/profit for the year						(2,698,349)	(2,698,349)	5,249	(2,693,100)
Other comprehensive (loss)/income					176,657		176,657	134	176,791
Total comprehensive (loss)/income					176,657	(2,698,349)	(2,521,692)	5,383	(2,516,309)
Issuance of new shares	13	4,473,096					4,473,109		4,473,109
Balance ending at Jun. 30, 2025	$ 222	$ 4,473,096	$ 2,336,848	$ 83,123,338	$ 138,478	$ (86,011,997)	$ 4,059,985	$ 157,012	$ 4,216,997